Long-lived Asset by Geographical Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,283	$ 3,281
Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	612	573
China
Segment Reporting Information [Line Items]
Long-lived assets, Total	277	243
Japan
Segment Reporting Information [Line Items]
Long-lived assets, Total	106	130
Rest Of Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	229	200
Continents of North and South America
Segment Reporting Information [Line Items]
Long-lived assets, Total	1,927	1,977
Europe
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 744	$ 731